Mar. 01, 2021
COHEN & STEERS ALTERNATIVE INCOME FUND, INC.CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX),CLASS R (DVFRX) AND CLASS Z (DVFZX) SHARESSupplement dated March 1, 2021 toSummary Prospectus, Prospectus andStatement of Additional Information (“SAI”) dated March 1, 2021Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.At a meeting held on February 26, 2021, the Board of Directors (the “Board”) of the Cohen & Steers Alternative Income Fund, Inc. (the “Fund”) considered and approved: (i) modifying the Fund’s investment objectives; (ii) modifying the Fund’s principal investment strategies and principal risks; and (iii) changing the Fund’s benchmark.As a result, effective after the close of business on April 30, 2021, the following changes will be made to the Summary Prospectus and the Prospectus:1. Investment Objectives. a. The investment objectives of the Fund are being modified to remove the word “secondarily.” The investment objectives in both the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following: The investment objectives of Cohen & Steers Alternative Income Fund, Inc. (the “Fund”) are to seek a high level of current income and capital appreciation.2. Principal Investment Strategies. a. The second sentence of the principal investment strategies section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following: Under normal market conditions, the Fund seeks to achieve its investment objectives by investing primarily in U.S. and non-U.S. investments providing exposure to the following asset classes: (i) preferred and debt securities; (ii) real estate companies, including real estate investment trusts (“REITs”); and (iii) infrastructure companies. In addition to those aforementioned asset classes, the Fund may invest up to 15% of its assets in other types of investments, including but not limited to master limited partnerships (“MLPs”) and midstream energy companies, natural resource companies, renewable companies and digital infrastructure companies. The Fund may obtain investment exposure to any of the above asset classes directly or indirectly, such as by investing in investment companies (such as open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds) and derivatives.b. The “Other Investment Companies” section under the “Additional Investments” section of the Prospectus is hereby deleted in its entirety. The following is hereby added to the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus, after the paragraph “Natural Resource Equity Securities.” Other Investment CompaniesThe Fund may invest in securities of other open- or closed-end investment companies, including ETFs, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”). ETFs and many closed-end funds trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV.Most ETFs hold a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes, but an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF.The Fund may also invest a portion of its assets in pooled investment vehicles (other than investment companies). As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). The Fund will also incur brokerage costs when purchasing and selling shares of ETFs and closed-end funds.Renewable CompaniesThe Fund may invest in common stocks and other equity securities, preferred securities and income securities of U.S. and non-U.S. renewable companies. Renewable companies are owners or operators of “clean” assets, as well as those developing technologies, products, processes and services relating to more efficient or cleaner, use, storage, delivery, management, conservation or conversion of natural resources or products derived therefrom or the transition to cleaner and more efficient use of natural resources or products derived therefrom. This includes companies that generate significant exposure from any of the following, among others: generation and supply of clean energy, development and manufacturing of resource efficient materials, hardware and equipment, sustainable production and distribution of food and water, and protection of the environment.Specific types of renewable companies that the Fund may invest in, include but are not limited to, owners and operators of renewable energy production and storage facilities; electric grid operators; smart meter manufacturers; renewable energy material suppliers; sustainable transport manufacturers and developers; efficiency technology companies; sustainable food and agricultural producers; water utilities; pollution control companies; and recycling services.The Fund may invest in renewable companies of any market capitalization and in any geographic region. The Fund may also invest in securities of renewable companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may participate in the IPO market of securities issued by renewable companies.Some investments in renewable companies have similar underlying characteristics of other asset classes, which may cause the Fund’s allocation range to such asset class to be exceeded.Digital Infrastructure CompaniesThe Fund may invest in common stocks and other equity securities, preferred securities and income securities of U.S. and non-U.S. digital infrastructure companies. Digital infrastructure companies are the owners, operators or manufacturers of physical assets and developers or providers of supply chain or software solutions that facilitate, and often enhance, the flow of information and payments between parties. These companies generally have meaningful exposure and cash flows tied to the following subsectors:• Infrastructure – Owners and operators of structures that house data storage, networking, and transmission assets, as well as assets involved in physical distribution. Such companies may include industrial REITs, tower REITs, data center REITs, telecommunications and internet services & infrastructure companies. • Hardware – Manufacturers of devices that capture data and facilitate secure connections between service providers and end users. Such companies may include networking, technology hardware, electronic equipment and semiconductors companies. • Software – Creators and operators of software applications that analyze, secure, process, and create insights from data or otherwise support related services. Such companies may include cloud computing, database management, internet and data security, payment processing and e-commerce companies. The Fund may invest in digital infrastructure companies of any market capitalization and in any geographic region. The Fund may also invest in securities of digital infrastructure companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may participate in the IPO market of securities issued by digital infrastructure companies.Some investments in digital infrastructure companies have similar underlying characteristics of other asset classes, which may cause the Fund’s allocation range to such asset class to be exceeded.c. The first sentence of the “Additional Investments” section of the Summary Prospectus and Prospectus is deleted in its entirety. d. The table located under the section “Additional Investments – Asset Allocation” of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following: Asset Class(1)AllocationRangePreferred and Debt Securities 40-60% Real Estate Companies/REITs 10-30% Infrastructure Companies 20-40% (1) Certain investments may count towards more than one of the above asset class categories. For example, a preferred security issued by infrastructure company may be counted in one or both of the Preferred and Debt Securities and Infrastructure Companies asset classes. Investments in pooled investment vehicles and derivatives may count towards any of the above categories, depending on the nature of the investment. In addition to those aforementioned asset classes, the Fund may invest up to 15% of its assets in other types of investments, including but not limited to MLPs and midstream energy companies, natural resource companies, renewable companies and digital infrastructure companies. The Fund may obtain investment exposure to any of the above asset classes directly or indirectly, such as by investing in investment companies (such as open-end funds, closed-end funds, ETFs and other types of pooled investment funds) and derivatives.3. Principal Risks. The “Principal Risks of Investment in the Fund” section of the Summary Prospectus and Prospectus is revised as follows: a. The following risks are added after the “Other Investment Companies Risk” and before “Sector Focus Risk”: Renewable Companies RiskRenewable companies may be subject to a variety of factors that may adversely affect their business or operations, including costs and losses associated with environmental and other regulations and enforcement policies or changes thereto, obsolescence of its existing offerings, the effects of economic slowdown, short production cycles, increased competition from other providers of services, the effects of energy conservation policies and other factors.Because many renewable companies may be concentrated in a particular industry or industry sector (for example, the energy sector), they are subject to risks associated with such industry or sector. Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies and other companies operating in the renewable energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; the success of research or explorationprojects, changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering resources; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Additionally, the industry also can be significantly affected by the supply of and demand for specific products or services, including the supply of and demand and price of traditional energy sources (e.g., oil and gas).Digital Infrastructure Companies RiskDigital Infrastructure Companies are affected by supply and demand factors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies. Digital Infrastructure Companies are particularly affected by changes in demand for wireless infrastructure and wireless connectivity. Such demand is affected by numerous factors including, but not limited to, consumer demand for wireless connectivity; availability or capacity of wireless infrastructure or associated land interests; location of wireless infrastructure; financial condition of customers; increased use of network sharing, roaming, joint development, or resale agreements by customers; mergers or consolidations by and among customers; governmental regulations, including local or state restrictions on the proliferation of wireless infrastructure; and technological changes, including obsolescence of its offerings or decommissioning of certain existing wireless networks. Digital Infrastructure Companies are subject to risks relating to disruption of service caused by, among others, hardware, software or internal system failures or malfunctions, security breaches, interruptions or delays in service by third-parties on which they rely, natural disasters, supplier outages, or power surges. Such disruptions can lead to significant downtime, data loss, reputational harm and associated expenses and losses from which such company may not be able to recover. Digital Infrastructure Companies may be subject to other risks including, but not limited to, water supply and climate risk and data security risk. The digital infrastructure industry is rapidly growing, highly competitive and requires Digital Infrastructure Companies to invest significant amounts of research, software and product development. Such investments may not generate returns and may cause such company to incur significant losses. Companies may experience significant fluctuations in operating results and growth rates, which could result in significant gains and losses for such company and its securities to which the Fund has exposure. In addition, the impact of existing or future rules, regulations, taxes, and governmental or political actions relating to the collecting, moving, storing or processing of personal or sensitive data or payments has the potential to be financially impactful, and, to the extent that a Digital Infrastructure Company to which the Fund has exposure, becomes more extensively regulated there could be negative impacts to such company and the Fund. Banking regulation, consumer protection laws, anti-money laundering and/or other changes in regulation may negatively affect certain Digital Infrastructure Companies.5. Benchmark Change. In connection with the changes described above, effective May 1, 2021 the Fund’s linked blended benchmark will be changed to a linked benchmark consisting of the following components: 50% Preferred Blended Benchmark (consists of 60% ICE BofA US IG Institutional Capital Securities Index, 20% ICE BofA Core Fixed Rate Preferred Securities Index and 20% Bloomberg Barclays Developed Market USD Contingent Capital Index), 30% Dow Jones Brookfield Global Infrastructure Index, and 20% FTSE EPRA/Nareit Developed Real Estate Index (Net).